General and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010 years integer	Dec. 31, 2009	Dec. 31, 2008
General And Summary Of Significant Accounting Policies Details Abstract
Adoption of ASU 2009-16	$ 40								$ 40
Transfers Accounted For As Secured Borrowings Assets Carrying Amount	50								50
Maximum Interest Transferred To Purchasers Through Accounts Receivable Securitization Facility	50								50
Cumulative Effect Of Initial Adoption Of Consolidation Accounting Guidance									47
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Assets	40,511				39,535				40,511	39,535	34,806
Electric Utility Revenue	4,318	4,020	3,923	3,920	3,665	3,529	3,163	3,083	16,181	13,440	14,508
Long-term receivables from governmental bodies	151								151
Finite Lived Intangible Assets Useful Life Minimum									1
Finite Lived Intangible Assets Useful Life Maximum									89
Cartagena And Cili Subsidiaries Member
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Assets	850								850
Total Liabilities	919								919
Electric Utility Revenue									416
Cartagena Affiliate [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
AES Ownership in Variable Interest Entity									71.00%
Cili Subsidiary Member
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
AES Ownership in Variable Interest Entity									51.00%
Argentina Subsidiaries [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Long-term receivables from governmental bodies	81								81
Dominican Republic Subsidiaries [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Long-term receivables from governmental bodies	$ 55								$ 55